Stock Compensation Expense (Details) - Schedule of stock-based compensation expense - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Stock Compensation Expense (Details) - Schedule of stock-based compensation expense [Line Items]
Total stock–based compensation expense	$ 2,659	$ 0
Stock options [Member]
Stock Compensation Expense (Details) - Schedule of stock-based compensation expense [Line Items]
Total stock–based compensation expense	118	0
Restricted stock awards [Member]
Stock Compensation Expense (Details) - Schedule of stock-based compensation expense [Line Items]
Total stock–based compensation expense	$ 2,541	$ 0